Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Feb. 29, 2016
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
The components of accumulated other comprehensive loss are as follows:

	As at
	February 29, 2016	February 28, 2015	March 1, 2014
Accumulated net unrealized gains on available-for-sale investments	$3	$3	$1
Accumulated net unrealized losses on derivative instruments designated as cash flow hedges, net of tax	(1)	(26)	(9)
Foreign currency cumulative translation adjustment	(10)	—	—
Accumulated other comprehensive loss	$(8)	$(23)	$(8)

The effects on net income of amounts reclassified from AOCI into income by component for the year ended February 29, 2016 were as follows:

Location of loss reclassified from AOCI into income	Gains and Losses on Cash Flow Hedges	Gains and Losses on Available-for-Sale Securities	Total
Selling, marketing and administration	$(30)	$—	$(30)
Investment income	—	1	1
Recovery of income taxes	2	—	2
Total amount reclassified into income, net of tax	$(28)	$1	$(27)